UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	$ (1,566,998)	¥ (11,125,365)	¥ (45,091,332)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income taxes	79,668	565,625	5,689,586
Depreciation of property, plant and equipment	1,946,306	13,818,386	11,560,041
Amortization of intangible assets	480,245	3,409,643	3,326,419
Loss on disposal of property, plant and equipment	9,040	64,179	238,279
Share-based compensation	12,017	85,316	(3,128,741)
Impairment of accounts receivable	908,069	6,447,109	2,888,417
Non-cash lease expense	339,346	2,409,286	1,805,910
Changes in operating assets and liabilities:
Inventories	681,481	4,838,379	(40,481,983)
Accounts receivable	(23,416,349)	(166,251,393)	(96,243,492)
Amounts due from related parties			30,088,833
Prepaid expenses and other current assets	577,893	4,102,924	(31,314,821)
Accounts payable	(927,220)	(6,583,078)	(16,697,346)
Accrued expenses and other liabilities	5,252,252	37,289,942	(37,906,402)
Deferred government grants	(1,130,532)	(8,026,551)	491,177
Income taxes payable	(202,129)	(1,435,079)	(1,861,093)
Operating lease liabilities	(15,126,504)	(107,395,153)	(176,984,374)
Net cash used in operating activities		(107,395,153)	(176,984,374)
Cash flows from investing activities:
Proceeds from disposal of property, plant and equipment			8,000
Purchases of property, plant and equipment	(2,115,236)	(15,017,753)	(202,828,177)
Purchases of intangible assets	(564,325)	(4,006,598)	(570,200)
Net cash used in investing activities	2,679,561	19,024,351	203,390,377
Cash flows from financing activities:
Proceeds from issuance of debt	14,438,988	102,513,927	92,719,786
Repayment of bank and other borrowings	(7,127,891)	(50,606,602)	(48,833,921)
Net cash provided by financing activities	(7,311,097)	(51,907,325)	(43,885,865)
Effect of foreign exchange rate on cash	4,291,943	30,471,942	(4,446,301)
Net change in cash	(6,203,025)	(44,040,237)	(340,935,187)
Cash, beginning of the period	38,179,597	271,067,503	390,457,084
Cash	32,000,000		49,521,897
Restricted cash	36,869
Cash, end of the period	31,976,572	227,027,266	49,521,897
Total cash and restricted cash shown in the statements of cash flows	31,976,572		49,521,897
Supplemental disclosures of cash flow information:
Interest paid	1,792,030	12,723,051	402,617
Supplemental disclosure of non-cash investing and financing activity
Accretion to redemption value of convertible redeemable preferred shares	$ 10,152,855	¥ 72,083,238	¥ 65,013,751